SCHEDULE OF TRADE RECEIVABLES (Details) - CAD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	$ 109,401	$ 119,094	$ 136,274
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables		61,046	74,987
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 58,048	$ 61,287